Consolidated Balance Sheets (Parentheticals) - shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Allocation shares,issued	1,000	1,000	1,000
Allocation shares, outstanding	1,000	1,000	1,000
Common Shares, authorized	500,000,000	500,000,000	500,000,000
Common Shares, issued	4,842,851	4,444,013	3,165,625
Common Shares, outstanding	4,842,851	4,444,013	3,165,625
Series A preferred stock, authorized		3,157,895
Series A Convertible Preferred Stock
Series A convertible preferred stock, outstanding	4,450,460	2,632,278